Cover Page	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	DBV Technologies S.A.
Entity Central Index Key	0001613780
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Common Stock, Shares Outstanding	47,028,510
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Address, Country	FR